As filed with the Securities and Exchange Commission on 8/23/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2020

Date of reporting period:  June 30, 2019

Item 1. Schedules of Investments.

Aasgard Small & Mid-Cap Fund (formerly, "Aasgard Dividend Growth Small & Mid-Cap Fund")
Schedule of Investments
at June 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 91.80%	Value
	Administrative and Support Services - 5.74%
4,410	FactSet Research Systems, Inc.	$1,263,730
17,750	Robert Half International, Inc.	1,011,927
26,670	Rollins, Inc.	956,653
		3,232,310
	Ambulatory Health Care Services - 4.16%
11,400	Quest Diagnostics, Inc.	1,160,634
9,625	U.S. Physical Therapy, Inc.	1,179,736
		2,340,370
	Apparel Manufacturing - 1.75%
25,420	Gildan Activewear, Inc. (a)	983,246
	Chemical Manufacturing - 1.98%
18,275	RPM International, Inc.	1,116,785
	Computer and Electronic Product Manufacturing - 12.34%
20,625	FLIR Systems, Inc.	1,115,812
15,520	Garmin Ltd.	1,238,496
19,625	Maxim Integrated Products, Inc.	1,173,968
12,430	Microchip Technology, Inc.	1,077,681
27,110	Plantronics, Inc.	1,004,154
11,305	Xilinx, Inc.	1,333,086
		6,943,197
	Construction of Buildings - 2.07%
36,870	PulteGroup, Inc.	1,165,829
	Credit Intermediation and Related Activities - 7.29%
18,075	Commerce Bancshares, Inc.	1,078,354
14,170	Prosperity Bancshares, Inc.	935,929
15,560	UMB Financial Corp.	1,024,159
28,600	United Bankshares, Inc.	1,060,774
		4,099,216
	Food Manufacturing - 3.63%
6,480	J&J Snack Foods Corp.	1,042,956
6,715	Lancaster Colony Corp.	997,849
		2,040,805
	Furniture and Home Furnishings Stores - 2.17%
18,760	Williams-Sonoma, Inc.	1,219,400
	Insurance Carriers and Related Activities - 3.87%
48,020	Old Republic International Corp.	1,074,688
7,065	Reinsurance Group of America, Inc.	1,102,352
		2,177,040
	Machinery Manufacturing - 5.95%
30,085	Gorman-Rupp Co.	987,691
6,980	IDEX Corp.	1,201,537
4,210	Lennox International, Inc.	1,157,750
		3,346,978
	Miscellaneous Manufacturing - 6.94%
11,265	Hill-Rom Holdings, Inc.	1,178,544
10,660	ResMed, Inc.	1,300,840
9,570	STERIS plc	1,424,782
		3,904,166
	Motion Picture and Video Industries - 1.75%
27,330	Cinemark Holdings, Inc.	986,613
	Motor Vehicle and Parts Dealers - 2.22%
11,505	Tractor Supply Co.	1,251,744
	Nursing and Residential Care Facilities - 1.95%
13,495	National HealthCare Corp.	1,095,119
	Oil and Gas Extraction - 1.48%
36,160	Cabot Oil & Gas Corp.	830,234
	Paper Manufacturing - 2.14%
18,430	Sonoco Products Co.	1,204,216
	Pipeline Transportation - 1.67%
23,946	Targa Resources Corp.	940,120

	Professional, Scientific, and Technical Services - 6.52%
10,045	Broadridge Financial Solutions, Inc.	1,282,546
11,590	CDW Corp.	1,286,490
8,225	Jack Henry & Associates, Inc.	1,101,492
		3,670,528
	Publishing Industries (except Internet) - 1.86%
18,980	Meredith Corp.	1,045,039
	Rental and Leasing Services - 2.25%
20,415	McGrath RentCorp	1,268,792
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.49%
4,355	MarketAxess Holdings, Inc.	1,399,784
	Support Activities for Transportation - 2.02%
14,965	Expeditors International of Washington, Inc.	1,135,245
	Transportation Equipment Manufacturing - 3.88%
12,380	Oshkosh Corp.	1,033,606
12,605	Polaris Industries, Inc.	1,149,954
		2,183,560
	Utilities - 3.68%
10,445	Atmos Energy Corp.	1,102,574
22,680	OGE Energy Corp.	965,261
		2,067,835

	TOTAL COMMON STOCKS (Cost $43,740,539)	51,648,171

	REITS - 8.09%
10,935	Camden Property Trust	1,141,505
14,910	EPR Properties	1,112,137
11,485	Extra Space Storage, Inc.	1,218,558
61,721	Medical Properties Trust, Inc.	1,076,414
	TOTAL REITS (Cost $3,623,691)	4,548,614

Shares	MONEY MARKET FUND - 0.25%	Value
139,825	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% (b)	139,825
	TOTAL MONEY MARKET FUND (Cost $139,825)	139,825

	TOTAL INVESTMENTS IN SECURITIES (Cost $47,504,055) - 100.14%	56,336,610
	Liabilities in Excess of Other Assets - (0.14)%	(77,630)
	NET ASSETS - 100.00%	$56,258,980

REIT -	Real Estate Investment Trust
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of June 30, 2019.

Aasgard Small & Mid-Cap Fund (formerly, "Aasgard Dividend Growth Small & Mid-Cap Fund")
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Small & Mid-Cap Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from the Fund's administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$3,232,310	$-	$-	$3,232,310
Construction	1,165,829	-	-	1,165,829
Finance and Insurance	7,676,040	-	-	7,676,040
Health Care and Social Assistance	3,435,489	-	-	3,435,489
Information	2,031,652	-	-	2,031,652
Manufacturing	21,722,953	-	-	21,722,953
Mining, Quarrying, and Oil and Gas Extraction	830,234	-	-	830,234
Professional, Scientific, and Technical Services	3,670,528	-	-	3,670,528
Real Estate and Rental and Leasing	1,268,792	-	-	1,268,792
Retail Trade	2,471,144	-	-	2,471,144
Transportation and Warehousing	2,075,365	-	-	2,075,365
Utilities	2,067,835	-	-	2,067,835
Total Common Stocks	51,648,171	-	-	51,648,171
REITs	4,548,614	-	-	4,548,614
Money Market Fund	139,825	-	-	139,825
Total Investments in Securities	$56,336,610	$-	$-	$56,336,610

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2019, the end of the reporting period. There were no transfers between levels during the period ended June 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman,
  President/Chief Executive Officer/Principal Executive Officer

Date  8/14/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date  8/14/19

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date  8/13/19

* Print the name and title of each signing officer under his or her signature.